SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

As of June 30, 2023, the Group’s two reportable operating segments are summarized below:

- Wastewater treatment segment, which consists of sales of assembled equipment, provision of construction services and participating in PPP projects as operator;

- Exploration and mining segment, which consists of the exploration for lead, silver, lithium and other metals;

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sale of products nor provisions of services between the operating segments.

For the six months ended June 30, 2022, the segment results were as follows:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2022 (Unaudited)
Revenues from external customers	16,072	—	—	16,072

Segment profit before income tax	3,784	245	1	4,030

Income tax expenses				(357)

Profit for the period				3,673

Other items
Depreciation of property, plant and equipment	(114)	(26)	(1)	(141)
Depreciation of right of use assets	(347)	—	(360)	(707)
Amortization of intangible assets	(404)	—	—	(404)
Impairment (losses)/reversal on financial assets
- Trade receivables	(1,936)	—	—	(1,936)
- Contract assets	41	—	—	41
- Other receivables	—	—	(1,077)	(1,077)
Other income	30	700	1	731
Fair value gain on financial instruments	—	—	559	559
Finance costs	(1,799)	(1)	(22)	(1,822)
Finance income	7,857	—	1,519	9,376

For the six months ended June 30, 2023, the segment results were as follows:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2023 (Unaudited)
Revenues from external customers	12,216	—	—	12,216

Segment profit (loss) before income tax	353	(73)	(7,914)	(7,634)

Income tax expenses				(1,827)

Loss for the period				(9,461)

Other items
Depreciation of property, plant and equipment	(103)	(2)	(1)	(106)
Depreciation of right of use assets	(359)	—	(354)	(713)
Amortization of intangible assets	(395)	—	—	(395)
Impairment (losses)/reversal on financial assets
- Trade receivables	(388)	—	—	(388)
- Contract assets	(3,546)	—	—	(3,546)
- Other receivables	—	—	(6,829)	(6,829)
Other income	142	500	—	642
Fair value loss on financial instruments	—	—	(86)	(86)
Finance costs	(1,884)	(1)	(45)	(1,930)
Finance income	4,702	—	3,399	8,101

For the six months ended June 30, 2023, the segment results were as follows (continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
Six months ended June 30, 2023 (Unaudited)
Revenues from external customers	1,684	—	—	1,684

Segment profit(loss) before income tax	49	(10)	(1,091)	(1,052)

Income tax expenses				(252)

Loss for the period				(1,304)

Other items
Depreciation of property, plant and equipment	(14)	—	—	(14)
Depreciation of right of use assets	(49)	—	(49)	(98)
Amortization of intangible assets	(54)	—	—	(54)
Impairment (losses)/reversal on financial assets
- Trade receivables	(53)	—	—	(53)
- Contract assets	(489)	—	—	(489)
- Other receivables	—	—	(942)	(942)
Other income	20	69	—	89
Fair value loss on financial instruments	—	—	(12)	(12)
Finance costs	(260)	—	(6)	(266)
Finance income	648	—	469	1,117

The following table presents the asset and liability information of the Group’s operating segments as of December 31, 2022, and June 30, 2023:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of December 31, 2022 (Audited)

Segment assets	312,229	286	87,476	399,991

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				319,991

Segment liabilities	107,096	3,298	96,140	206,534

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,276
Income tax payable				10,732

Total liabilities				142,542

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of June 30, 2023 (Unaudited)

Segment assets	313,098	255,233	80,522	648,853

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				568,853

Segment liabilities	113,448	258,436	92,368	464,252

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,266
Income tax payable				11,729

Total liabilities				401,247

The following table presents the asset and liability information of the Group’s operating segments as of December 31, 2022, and June 30, 2023(continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
As of June 30, 2023 (Unaudited)

Segment assets	43,165	35,188	11,101	89,454

Reconciliation:
Elimination of inter-segment receivables				(11,029)

Total assets				78,425

Segment liabilities	15,640	35,633	12,734	64,007

Reconciliation:
Elimination of inter-segment payables				(11,029)

Unallocated liabilities:
Deferred tax liabilities				726
Income tax payable				1,617

Total liabilities				55,321

3.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

As of December 31, 2022, the Group’s two reportable operating segments are summarized below:

- Wastewater treatment segment, which consists of sales of assembled equipment, provision of construction service and participating in PPP projects as operator;

- Exploration and mining segment, which consists of the exploration of lead, silver and other metals in the Inner Mongolia Autonomous Region of the PRC and the trading of copper ores products;

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sales of products nor provisions of services between the operating segments.

For the year ended December 31, 2020, the segment results were as follows:

	Year Ended December 31, 2020
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	35,631	6,867	—	42,498

Segment (loss)/profit before income tax	(112)	(682)	24,973	24,179

Income tax expense				(1,258)

Profit for the year				22,921

Other items
Depreciation of property, plant and equipment	(500)	(62)	(3)	(565)
Depreciation of right-of-use assets	(687)	—	(976)	(1,663)
Amortization of intangible assets	(156)	—	—	(156)
Impairment (losses)/reversal on financial assets
- Trade receivables	(4,544)	—	—	(4,544)
- Contract assets	(172)	—	—	(172)
- Amounts due from related companies	334	—	220	554
Fair value gain on financial instrument	—	—	31,334	31,334
Other income	1,415	200	1	1,616
Finance costs	(3,687)	(1)	(61)	(3,749)
Finance income	15,449	1	18	15,468

As of December 31, 2020

Segment assets	337,050	39	190,047	527,136

Unallocated assets:
Deferred tax assets				2,920

Total assets				530,056

Segment liabilities	116,140	3,013	90,066	209,219

Unallocated liabilities:
Deferred tax liabilities				10,426
Income tax payable				18,612

Total liabilities				238,257

For the year ended December 31, 2021, the segment results were as follows:

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	18,735	—	—	18,735

Segment (loss) before income tax	(7,216)	(161)	(45,459)	(52,836)

Income tax expense				(2,135)

(Loss) for the year				(54,971)

Other items
Depreciation of property, plant and equipment	(445)	(62)	(3)	(510)
Depreciation of right-of-use assets	(647)	—	(719)	(1,366)
Amortization of intangible assets	(884)	—	—	(884)
Impairment (losses)/reversal on financial assets
- Trade receivables	(3,840)	—	—	(3,840)
- Contract assets	(357)	—	—	(357)
- Other receivables	—	—	(239)	(239)
- Amounts due from related companies	775	—	331	1,106
Fair value loss on financial instrument	—	—	(38,349)	(38,349)
Other income	(782)	600	(1)	(183)
Finance costs	(4,192)	(1)	(166)	(4,359)
Finance income	13,537	1	3,397	16,935

As of December 31, 2021

Segment assets	390,895	321	22,166	413,382

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				66

Total assets				333,448

Segment liabilities	113,124	3,294	103,195	219,613

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				2,544
Income tax payable				9,254

Total liabilities				151,411

For the year ended December 31, 2022, the segment results were as follows:

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	20,306	—	—	20,306

Segment profit/(loss) before income tax	9,758	(39)	(26,151)	(16,432)

Income tax expense				(5,864)

(Loss) for the year				(22,296)

Other items
Depreciation of property, plant and equipment	(275)	(28)	(1)	(304)
Depreciation of right-of-use assets	(713)	—	(700)	(1,413)
Amortization of intangible assets	(813)	—	—	(813)
Impairment (losses)/reversal on financial assets
- Trade receivables	3,989	—	—	3,989
- Contract assets	(171)	—	—	(171)
- Other receivables	—	—	(2,745)	(2,745)
Fair value gain on financial instrument	—	—	1,007	1,007
Consultants shares option expense	—	—	(16,152)	(16,152)
Other income	206	697	1	904
Finance costs	(3,582)	(1)	188	(3,395)
Finance income	15,594	—	13	15,607

As of December 31, 2022

Segment assets	312,229	286	87,476	399,991

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Total assets				319,991

Segment liabilities	107,096	3,298	96,140	206,534

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				5,276
Income tax payable				10,732

Total liabilities				142,542

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$

Revenues from external customers	2,944	—	—	2,944

Segment profit/(loss) before income tax	1,414	(6)	(3,791)	(2,383)

Income tax expense				(850)

(Loss)/Profit for the year				(3,233)

Other items
Depreciation of property, plant and equipment	(40)	(4)	—	(44)
Depreciation of right-of-use assets	(104)	—	(101)	(205)
Amortization of intangible assets	(118)	—	—	(118)
Impairment (losses)/reversal on financial assets
- Trade receivables	578	—	—	578
- Contract assets	(25)	—	—	(25)
- Other receivables	—	—	(397)	(397)
Fair value gain on financial instrument	—	—	146	146
Consultants shares option expense	—	—	(2,342)	(2,342)
Other income	30	101	—	131
Finance costs	(519)	—	27	(492)
Finance income	2,261	—	2	2,263

As of December 31, 2022

Segment assets	45,264	41	12,682	57,987

Reconciliation:
Elimination of inter-segment receivables				(11,599)

Total assets				46,388

Segment liabilities	15,526	478	13,938	29,942

Reconciliation:
Elimination of inter-segment payables				(11,599)

Unallocated liabilities:
Deferred tax liabilities				765
Income tax payable				1,556

Total liabilities				20,664

Geographical information

(a) Non-current assets

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Mainland China	22,905	21,790	3,159
Hong Kong	360	1,012	147

Total	23,265	22,802	3,306

The non-current assets information above is based on the locations of the assets and excludes financial instruments and deferred tax assets.

Information about major customers

For the year ended December 31, 2020, revenue of approximately CNY24,405 and CNY6,867 were derived from services provided by the wastewater treatment segment to a single customer and sales by the exploration and mining segment to a single customer, respectively.

For the year ended December 31, 2021, revenue of approximately CNY6,439 and CNY5,915 were derived from the services under service concession arrangement and services under a construction contract provided to their respective single major customer by the wastewater treatment segment, respectively.

For the year ended December 31, 2022, revenue of approximately CNY5,512 (US$799) and CNY3,842 (US$557) were derived from services under service concession arrangement and the services under a construction contract provided to their respective single major customer by the wastewater treatment segment, respectively.